Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Income (Loss) before Income Taxes

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
PRC, excluding HKSAR	8,760,488	112,936,180	43,535,268
Cayman Islands and BVI	(481,547)	(20,986,291)	(51,077,743)
HKSAR	(14,478)	(615,633)	(380,901)
United Kingdom	—	—	(2,256,839)
United States	—	(1,176,177)	(23,814,234)

Total income (loss) before income taxes	8,264,463	90,158,079	(33,994,449)

Summary of Income Tax Expense (Benefit) Recognized

The Company’s income tax expense (benefit) recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Current income tax expense	—	7,860,663	8,457,613
Deferred income tax expense (benefit)	(6,903,561)	(9,517,476)	5,216,108

Total income tax expense (benefit)	(6,903,561)	(1,656,813)	13,673,721

Reconciliation of Income Tax Expense (Benefit)

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) for each of the years ended December 31, 2012, 2013 and 2014 differs from the amount computed by applying the PRC statutory income tax rate to income (loss) before income taxes due to the following:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Computed expected income tax expense (benefit)	2,066,116	22,539,520	(8,498,612)
Tax rate differential for entities in non-PRC jurisdictions	166,310	5,226,054	12,329,147
Research and development expenses bonus deduction	(3,188,028)	(4,932,333)	(4,932,452)
Non-deductible expenses
—Entertainment expense	253,351	322,430	302,498
—Other	300,571	20,348	16
Preferential income tax rate	—	(5,240,442)	266,688
Tax rate differential	(1,810,791)	(3,531,610)	2,104,805
Tax holiday	—	—	(1,871,138)
Change in valuation allowance	(4,691,090)	(16,060,780)	13,972,769

Actual income tax expense (benefit)	(6,903,561)	(1,656,813)	13,673,721

Schedule of Tax Holidays Effect on Income Taxes Provision and Net Income (Loss) per Share

If the tax holidays were not available, income taxes provision and net income (loss) per share would have been affected as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Tax holiday effect	—	—	(1,871,138)
Basic net income (loss) per share effect	—	—	(0.01)
Diluted net income (loss) per share effect	—	—	(0.01)

Components of Deferred Income Tax Assets and Liabilities

The principal components of deferred income tax assets and deferred income tax liabilities are as follows:

	December 31,
	2013	2014
	RMB	RMB
Tax loss carryforwards	10,646,904	18,944,967
Accrued expenses and other current liabilities	8,221,083	10,163,943
Bad debt provision	—	249,088
Advertising expense	—	18,475
Impairment loss on an equity method investment	425,000	425,000
Impairment loss on property and equipment	437,500	275,417

Total gross deferred income tax assets	19,730,487	30,076,890
Valuation allowance	(3,309,450)	(17,388,482)

Deferred income tax assets, net	16,421,037	12,688,408
Intangible assets	—	1,106,754
Share of gain from an equity method investment	—	26,981
Gain from exchange of an intangible assets for an equity method investment, net of share of losses	—	1,452,858

Deferred income tax liabilities	—	2,586,593

Net deferred income tax assets	16,421,037	10,101,815

Movements of Valuation Allowance

The movements of the valuation allowance are as follows:

	December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance as of January 1	30,450,912	20,628,460	3,309,450
Acquisition of a subsidiary	—	—	265,797
Additions	6,933,591	4,753,930	15,088,887
Deduction	(4,721,120)	(8,584,922)	(69,698)
Reversal	(6,903,561)	(11,159,024)	(1,046,420)
Expiration of tax loss	(5,131,362)	(1,258,230)	(124,898)
Change in tax rate	—	(1,070,764)	—
Foreign exchange translation adjustments	—	—	(34,636)

Balance as of December 31	20,628,460	3,309,450	17,388,482

Summary of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2012, 2013 and 2014 is as follows:

	December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance as of January 1	594,402	5,905,726	18,380,952
Increase related to current year tax positions	5,311,324	16,230,858	6,861,792
Settlement	—	(3,755,632)	(7,639,360)

Balance as of December 31	5,905,726	18,380,952	17,603,384